Geographic Information and Concentrations of Risk - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Disaggregation of Revenue [Line Items]
Revenue, net	$ 5,454	$ 4,903
The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			$ 6,663	$ 6,086	$ 9,754
UNITED STATES | The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			933	1,133	1,768
CHINA | The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			2,549	2,302	3,769
HONG KONG | The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			1,044	690	1,324
Asia
Disaggregation of Revenue [Line Items]
Revenue, net	3,274	3,313
Asia | The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			917	898	1,391
Americas
Disaggregation of Revenue [Line Items]
Revenue, net	1,207	759
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue, net	973	831
Europe, Middle East and Africa | The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			1,058	930	1,349
Other | The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			162	133	153
Cloud
Disaggregation of Revenue [Line Items]
Revenue, net	747	155
Cloud | The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			325	500	1,264
Client
Disaggregation of Revenue [Line Items]
Revenue, net	3,024	3,002
Client | The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			4,069	3,637	6,038
Consumer
Disaggregation of Revenue [Line Items]
Revenue, net	$ 1,683	$ 1,746
Consumer | The Flash Business of Western Digital Corporation [Member]
Disaggregation of Revenue [Line Items]
Revenue, net			$ 2,269	$ 1,949	$ 2,452